   As filed with the Securities and Exchange Commission on November 30, 2001

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

          Pre-Effective Amendment No.                                 [ ]
                                                     ---------
          Post-Effective Amendment No.                  38            [X]
                                                     ---------

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                  Amendment No.                         39
                                                     ---------

                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

          Approximate Date of Proposed Public Offering December 1, 2001

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on December 1, 2001 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for thirteen of its fifteen series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust, the master trust, and the American AAdvantage Funds, the feeder trust.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Prospectus for the Cash Management Class of the American AAdvantage Money Market Fund and American AAdvantage U.S. Government Money Market Fund

         Statement of Additional Information for the Cash Management Class of the following American AAdvantage Funds: Money Market Fund and U.S. Government Money Market Fund

         Part C

         Signature Pages

         Exhibits





The sole purpose of this filing is to register the Cash Management Class shares, a new class of shares, for the Money Market Fund and to redesignate the Institutional Class shares of the U.S. Government Money Market Fund to the Cash Management Class. The changes affected herein do not affect the other Funds and Classes of shares of the Registrant.

-----------------------------------
       CASH MANAGEMENT CLASS
-----------------------------------

              [LOGO]

            PROSPECTUS
         DECEMBER 1, 2001

 [AMERICAN AADVANTAGE FUNDS LOGO]

-----------------------------------
-----------------------------------

                                                   MONEY MARKET FUND

                                           U.S. GOVERNMENT MONEY MARKET FUND

                                                       The Securities and Exchange Commission
                                                       does not guarantee that the information in
                                                       this Prospectus or any other mutual fund's
                                                       prospectus is accurate or complete, nor
                                                       does it judge the investment merit of
                                                       these Funds. To state otherwise is a
    MANAGED BY AMR INVESTMENT SERVICES, INC.           criminal offense.


EAGLE LOGO

     TABLE OF CONTENTS

    About the Funds
    Overview....................................................    2
    Money Market Fund...........................................    3
    U.S. Government Money Market Fund...........................    7
    The Manager.................................................   10
    Valuation of Shares.........................................   11
    About Your Investment
    Purchase and Redemption of Shares...........................   12
    Distributions and Taxes.....................................   15
    Additional Information
    Distribution of Fund Shares.................................   16
    Master-Feeder Structure.....................................   16
    Financial Highlights........................................   17
    Additional Information.................................Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
--------

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. Prior to December 1, 2001, the Cash Management Class of the U.S. Government Money Market Fund was known as the Institutional Class.

The Funds operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust (the "AMR Trust") that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Principal Risk Factors
------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Historical Performance
--------------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Cash Management Class shares of the Fund were not offered prior to December 1, 2001. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on September 1, 1987. In the chart and table below, performance results are for the older class. Because the other class had moderately higher expenses, its performance was slightly worse than the Cash Management Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how


--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

the Fund will perform in the future. Investors may call 1-800-658-5811 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

91..........................................................   6.77%
92..........................................................   4.02%
93..........................................................   3.28%
94..........................................................   4.22%
95..........................................................   6.04%
96..........................................................   5.50%
97..........................................................   5.64%
98..........................................................   5.56%
99..........................................................   5.18%
00..........................................................   6.45%

Highest Quarterly Return:               1.88%
  (1/1/91 through 12/31/00)       (1st Quarter 1991)
Lowest Quarterly Return:                0.80%
  (1/1/91 through 12/31/00)    (2nd & 4th Quarter 1993)
                                  (1st Quarter 1994)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/00
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET FUND..........................................  6.45%      5.66%      5.26%


--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.00
Other Expenses..............................................  0.11(2)
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.21%
                                                              ====
Expense Reimbursement.......................................  0.02(3)
Net Expenses................................................  0.19%

(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.

(2) Other Expenses are based on estimates for the current fiscal year.

(3) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.19%.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through December 31, 2002, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................   $19
3 YEARS.................................................   $66


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE

U.S. GOVERNMENT
MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Currently, the Manager is the sole investment adviser to the Fund.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-658-5811 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.



                           [GRAPH]
TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93                                                                               3.05
--                                                                               ----
94                                                                               4.09
95                                                                               5.72
96                                                                               5.23
97                                                                               5.41
98                                                                               5.40
99                                                                               5.06
00                                                                               6.31

Highest Quarterly Return:               1.62%
  (1/1/93 through 12/31/00)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.74%
  (1/1/93 through 12/31/00)       (4th Quarter 1993)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             ------------------------------
                                                                     AS OF 12/31/00
                                                             ------------------------------
                                                                                    SINCE
                                                                                  INCEPTION
                                                             1 YEAR    5 YEARS    (3/2/92)
                                                             ------    -------    ---------
U.S. GOVERNMENT MONEY MARKET FUND..........................  6.31%      5.48%       4.89%


--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.00
Other Expenses..............................................  0.12(2)
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.22%
                                                              ====
Expense Reimbursement.......................................  0.03(3)
Net Expenses................................................  0.19%

(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the AMR Trust.

(2) Other Expenses have been restated to reflect current fees.

(3) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.19%.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through December 31, 2002, Net Expenses were used to calculate the cost for year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................   $19
3 YEARS.................................................   $68
5 YEARS.................................................  $121
10 YEARS................................................  $277


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

The Manager
-----------

The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of October 31, 2001, the Manager had approximately $33.8 billion of assets under management, including approximately $21.9 billion under active management and $11.9 billion as named fiduciary or financial adviser. Of the total, approximately $15.2 billion of assets are related to AMR Corporation.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to each Fund. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the AMR Trust and the Funds (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Boards. The NAV of Cash Management Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The Funds are not open and no NAV is calculated on Columbus Day and Veterans Day.


--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Cash Management Class shares are offered to institutional investors, including:

- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;

- employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (Code);

- qualified pension and profit sharing plans;

- corporations; and

- other investors who meet the initial investment requirement.

An initial investment of at least $25 million is required for the Money Market Fund. The U.S. Government Money Market Fund has an initial investment requirement of $2 million. The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

Purchase Policies
-----------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares of each Fund are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time (or the close of the Exchange, if earlier) on each day on which the Exchange is open for trading. In addition, shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day. If a purchase order is received in good order prior to a Fund's deadline, the purchase price will be the NAV per share next determined on that day. Wire transfers to purchase shares must be drawn in U.S. dollars on a U.S. bank.

--------------------------------------------------------------------------------

About Your Investment                  12                             Prospectus

Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling (800) 967-9009, or

- visiting the Funds' website at www.aafunds.com and downloading an account application.

Complete the application, sign it and:

                                    Mail to:
                           American AAdvantage Funds
                                P.O. Box 619003
                           DFW Airport, TX 75261-9003

                                   or Fax to:

                        (817) 931-8803
Redemption Policies
-------------------

Shares of each Fund may be redeemed by telephone or mail on any day that the Fund is open for business. For assistance with completing a redemption request, please call (800) 658-5811. Proceeds from redemptions requested by 2:00 p.m. Eastern Time generally will be wired to shareholders on the same day. In any event, proceeds from a redemption order typically will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. The redemption price will be the NAV next determined after a redemption order is received in good order.

Each Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although each Fund intends to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.

--------------------------------------------------------------------------------

Prospectus                             13                  About Your Investment

HOW TO PURCHASE SHARES

To Make an Initial Purchase                          To Add to an Existing Account
------------------------------------------------------------------------------------------
By Wire

If your account has been established, you     Call (800) 658-5811 or visit www.aafunds.com
may call (800) 658-5811 or visit              (select My Account) to purchase shares by
www.aafunds.com (select My Account) to        wire. Send a bank wire to State Street Bank
purchase shares by wire. Send a bank wire to  & Trust Co. with these instructions:
State Street Bank & Trust Co. with these
instructions:                                 - ABA# 0110-0002-8; AC-9905-342-3,
                                              - Attn: American AAdvantage Funds -- Cash
- ABA# 0110-0002-8; AC-9905-342-3,              Management Class,
- Attn: American AAdvantage Funds -- Cash     - the Fund name, Fund number, and
  Management Class,                           - shareholder's account number and
- the Fund name, Fund number, and             registration.
- account number and registration.

HOW TO REDEEM SHARES

Method                                                  Additional Instructions
------------------------------------------------------------------------------------------
By Telephone

Call (800) 658-5811 to request a redemption.  Proceeds from redemptions placed by telephone will generally be transmitted by
                                              wire only, as instructed on the application
                                              form.

By Mail

Write a letter of instruction including:      - Other supporting documents may be required
                                                for estates, trusts, guardianships,
- the Fund name, Fund number,                   custodians, corporations, and welfare,
- the shareholder account number,             pension and profit sharing plans. Call (800)
- the number of shares or dollar amount to    658-5811 instructions.
  be redeemed,                                - Proceeds will only be mailed to the
- and the authorized signature(s) of all      account address of record or transmitted by
  persons required to sign for the account.     wire to a commercial bank account
- A signature guarantee is required.            designated on the account application
                                                form.

Mail the letter to:
American AAdvantage Funds
P.O. Box 219643
Kansas City, MO 64121-9643

Via My Account on www.aafunds.com
If you have established bank instructions for your account, you may request a redemption by selecting My Account on www.aafunds.com. To establish bank instructions, please call
(800) 658-5811.


--------------------------------------------------------------------------------

About Your Investment                  14                             Prospectus

General Policies
----------------

If a shareholder's account balance in either Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Distributions and Taxes
----------------------

Each Fund intends to distribute most or all of its net earnings in the form of monthly dividends from net investment income and distributions of realized net capital gains. Usually, any dividends and distributions of realized net short-term capital gains are taxable as ordinary income. Distributions by a Fund of any realized net long-term capital gains are taxable to its shareholders as long-term capital gains regardless of how long an investor has been a shareholder. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders on the first business day after the month ends.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

--------------------------------------------------------------------------------

Prospectus                             15                  About Your Investment

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
----------------------------

The Funds do not incur any direct distribution expenses. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreement to be used for the sale and distribution of Fund shares. In the event a Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Master-Feeder Structure
-----------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        [Master-Feeder Structure Graph]

Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Funds determines that it is in the best interest of a Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified

--------------------------------------------------------------------------------

Additional Information                 16                             Prospectus
portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Financial Highlights
--------------------

Financial highlights are not available for the Cash Management Class of the Money Market Fund, because as of the date of this Prospectus, it had not commenced active operations.

The financial highlights tables are intended to help you understand the U.S. Government Money Market Fund's financial performance for the period of its operation. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the six-month period ended June 30, 2001, the Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Fund is found in its Annual Report, which you may obtain upon request.


--------------------------------------------------------------------------------

Prospectus                             17                 Additional Information

                                         U.S. GOVERNMENT MONEY MARKET FUND-CASH MANAGEMENT CLASS(A)
                              ---------------------------------------------------------------------------------
                              SIX MONTHS                    TWO MONTHS
                                 ENDED       YEAR ENDED       ENDED              YEAR ENDED OCTOBER 31,
  FOR A SHARE OUTSTANDING      JUNE 30,     DECEMBER 31,   DECEMBER 31,   -------------------------------------
   THROUGHOUT THE PERIOD:        2001           2000           1999        1999      1998     1997(C)    1996
  -----------------------     -----------   ------------   ------------   -------   -------   -------   -------
                              (UNAUDITED)
Net asset value, beginning
 of period..................    $  1.00       $  1.00        $  1.00      $  1.00   $  1.00   $  1.00   $  1.00
                                -------       -------        -------      -------   -------   -------   -------
 Net investment income(B)...       0.03          0.06           0.01         0.05      0.05      0.05      0.05
 Less dividends from net
   investment income........      (0.03)        (0.06)         (0.01)       (0.05)    (0.05)    (0.05)    (0.05)
                                -------       -------        -------      -------   -------   -------   -------
Net asset value, end of
 period.....................    $  1.00       $  1.00        $  1.00      $  1.00   $  1.00   $  1.00   $  1.00
                                =======       =======        =======      =======   =======   =======   =======
Total return................       2.50%(D)      6.31%          0.94%(D)     4.94%     5.47%     5.36%     5.29%
                                =======       =======        =======      =======   =======   =======   =======
Ratios and supplemental
 data:
 Net assets, end of period
   (in thousands)...........    $37,521       $36,391        $37,385      $32,427   $39,004   $29,946   $25,595
 Ratios to average net
   assets (annualized)(B):
   Expenses.................       0.27%         0.26%          0.18%        0.19%     0.30%     0.27%     0.32%
   Net investment income....       5.00%         6.16%          5.60%        4.83%     5.34%     5.24%     5.16%

(A) Prior to December 1, 2001, the Cash Management Class of the U.S. Government Money Market Fund was known as the Institutional Class.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(C) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

(D) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 18                             Prospectus

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 658-5811.

 ANNUAL REPORT/SEMI-ANNUAL REPORT

 The Funds' Annual and Semi-Annual Reports list the Funds' actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds' performance. The Funds' first Annual Report will be available in February 2002, and the Semi-Annual Report will be available in August 2002.

 STATEMENT OF ADDITIONAL INFORMATION

 The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


               LOGO                                 LOGO
           BY TELEPHONE:                         BY E-MAIL:
        Call (800) 658-5811           american aadvantage.funds@aa.com

               LOGO                                 LOGO
             BY MAIL:                         ON THE INTERNET:
     American AAdvantage Funds              Visit our website at
          P.O. Box 619003                      www.aafunds.com
    DFW Airport, TX 75261-9003            Visit the SEC website at
                                                 www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                        [American AAdvantage Funds Logo]

                            SEC File Number 811-4984

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a service mark of AMR Corporation. American AAdvantage Money Market Fund and American AAdvantage U.S. Government Money Market Fund are service marks of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION

                          AMERICAN AADVANTAGE FUNDS(R)
                   AMERICAN AADVANTAGE MONEY MARKET FUND(SM)
           AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND(SM)

                           -- CASH MANAGEMENT CLASS --

                                DECEMBER 1, 2001

         The American AAdvantage Money Market Fund and the American AAdvantage U.S. Government Money Market Fund (formerly known as the American AAdvantage U.S. Treasury Money Market Fund prior to March 1, 1997) (collectively, the "Funds") are separate investment portfolios of the American AAdvantage Funds (the "Trust"), a no-load, open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. Each Fund is comprised of multiple classes of shares designed to meet the needs of different groups of investors. Prior to December 1, 2001, the Cash Management Class of the U.S. Government Money Market Fund operated as the Institutional Class of shares. This Statement of Additional Information ("SAI") relates solely to the Cash Management Class of the Funds.

         Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio ("Portfolio") of the AMR Investment Services Trust ("AMR Trust") that has an identical investment objective to the Fund.

         This SAI should be read in conjunction with the Cash Management Class prospectus dated December 1, 2001 ("Prospectus"), copies of which may be obtained without charge by calling (800) 967-9009. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks............................................................................2

Investment Restrictions..................................................................................................2

Trustees and Officers of the Trust and the AMR Trust.....................................................................4

Code of Ethics...........................................................................................................6

Control Persons and 5% Shareholders......................................................................................6

Management, Administrative Services and Distribution Fees................................................................7

Other Service Providers..................................................................................................7

Portfolio Securities Transactions........................................................................................7

Redemptions in Kind......................................................................................................8

Net Asset Value..........................................................................................................8

Tax Information..........................................................................................................8

Yield and Total Return Quotations........................................................................................9

Description of the Trust................................................................................................10

Other Information.......................................................................................................11

Financial Statements....................................................................................................17

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

         Each Fund may (except where indicated otherwise):

         1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

         2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. AMR Investment Services, Inc. (the "Manager") receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, if applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Funds will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust's Board of Trustees ("AMR Trust Board"), as applicable, that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

         Each Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

                  Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         All other fundamental and non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the Trust's Board of Trustees ("Board").

         In addition to the investment limitations noted in the Prospectus, the following restrictions have been adopted by each Portfolio of the AMR Trust, and may be changed with respect to any such Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, as amended, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio of the AMR Trust may:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

         2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.

         4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the SAI.

         5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

         6. Issue senior securities, except that a Portfolio may engage in when-issued and forward commitment securities transactions.

         7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes. The aggregate amount of borrowing for each Portfolio shall not exceed 10% of the value of the Portfolio's assets at the time of borrowing. Although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

         8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets; or

         9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except, with respect to the Money Market Portfolio, the banking industry), provided that:
         (i)
         this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

         The following non-fundamental investment restrictions apply to each Fund and Portfolio (except where noted otherwise) and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to a Portfolio, by a vote of a majority of the AMR Trust Board. Each Fund and Portfolio may not:

         1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales or purchase or sell call options or engage in the writing of such options, except that a Fund or Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

         All Funds and Portfolios may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. However, pursuant to exemptive relief granted by the SEC, the Money Market Fund or Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio of the AMR Trust, and the Government Fund or U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and Municipal Money Market Portfolio of the AMR Trust. A Fund or Portfolio of the AMR Trust may incur duplicate advisory or management fees when investing in another mutual fund.

              TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR TRUST

         The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.


                                      POSITION
                                      WITH
NAME, AGE AND ADDRESS                 EACH TRUST        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                 ----------        ----------------------------------------
William F. Quinn* (53)                Trustee and       President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                      President         American Airlines Employees Federal Credit Union (1989-Present);
                                                        Director, Crescent Real Estate Equities, Inc. (1994-Present); Vice
                                                        Chairman, United Way of Tarrant County, Texas (1988-Present); Director,
                                                        Southern Methodist University Cox School of Business (1999-Present);
                                                        Director, Southern Methodist University Endowment Fund Advisory Board
                                                        (1996-Present); Member, New York Stock Exchange Pension Manager's
                                                        Advisory Committee (1997-1998, 2000-Present); Trustee, American
                                                        AAdvantage Mileage Funds (1995-Present); Trustee, American AAdvantage
                                                        Select Funds (1999-Present).


Alan D. Feld (65)                     Trustee           Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present)#;
1700 Pacific Avenue                                     Director, Clear Channel Communications (1984-Present); Director,
Suite 4100                                              CenterPoint Properties, Inc. (1994-Present); Trustee, American
Dallas, Texas  75201                                    AAdvantage Mileage Funds (1996-Present); Trustee, American AAdvantage
                                                        Select Funds (1999-Present).

Ben J. Fortson (69)                   Trustee           President and CEO, Fortson Oil Company (1958-Present); Director,
301 Commerce Street                                     Kimbell Art Foundation (1964-Present); Director, Burnett Foundation
Suite 3301                                              (1987-Present); Honorary Trustee, Texas Christian University
Fort Worth, Texas  76102                                (1986-Present); Trustee, American AAdvantage Mileage Funds
                                                        (1996-Present); Trustee, American AAdvantage Select Funds
                                                        (1999-Present).

Dee J. Kelly, Jr. (41)                Trustee           Partner, Kelly, Hart & Hallman (1985-Present)+; Trustee, American
201 Main Street, Suite 2500                             AAdvantage Mileage Funds (2001-Present); Trustee, American AAdvantage
Fort Worth, Texas 76102                                 Select Funds (2001-Present).

Stephen D. O'Sullivan* (66)           Trustee           Consultant (1994-Present); Trustee, American AAdvantage Mileage Funds
                                                        (1995-Present); Trustee, American AAdvantage Select Funds
                                                        (1999-Present).

R. Gerald Turner (56)                 Trustee           President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                                ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                                (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                     (2001-Present); Member, United Way of Dallas Board of Directors;
                                                        Member, Salvation Army of Dallas Board of Directors; Member, Methodist
                                                        Hospital Advisory Board; Member, Knight Commission on Intercollegiate
                                                        Athletics; Member, National Association of Independent Colleges and
                                                        Universities Board of Directors; Trustee, American AAdvantage Mileage
                                                        Funds (2001-Present); Trustee, American AAdvantage Select Funds
                                                        (2001-Present).

Kneeland Youngblood (45)              Trustee           Managing Partner, Pharos Capital Group, LLC (a private equity
100 Crescent Court                                      firm) (1998-Present); Director, L&B Realty Advisors (1998-2000);
Suite 1740                                              Trustee, Teachers Retirement System of Texas (1993-1999); Director,
Dallas, Texas 75201                                     United States Enrichment Corporation (1993-1998), Director, Just For
                                                        the Kids (1995-Present); Director, Starwood Financial Trust
                                                        (1998-Present); Member, Council on Foreign Relations (1995-Present);
                                                        Trustee, American AAdvantage Mileage Funds (1996-Present); Trustee,
                                                        American AAdvantage Select Funds (1999-Present).

Nancy A. Eckl (39)                    Vice              Vice President, Trust Investments, AMR Investment Services, Inc.
                                      President         (1990-Present).

Michael W. Fields (47)                Vice              Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                      President         (1988-Present).

Barry Y. Greenberg (38)               Vice President    Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                      and Assistant     (1995-Present); Attorney, Securities and Exchange Commission
                                      Secretary         (1988-1995).

Rebecca L. Harris (35)                Treasurer         Vice President, Finance (1995-Present), Controller (1991-1995), AMR
                                                        Investment Services, Inc.

John B. Roberson (43)                 Vice              Vice President, Director of Sales, AMR Investment Services, Inc.
                                      President         (1991-Present).

Robert J. Zutz (48)                   Secretary         Partner, Kirkpatrick & Lockhart LLP (law firm)
1800 Massachusetts Ave. NW
2nd Floor
Washington, D.C. 20036

* Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of the Trust and AMR Trust as defined by the 1940 Act.

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

+ The law firm of Kelly, Hart & Hallman provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Kelly has advised the Trusts that he has had no material involvement in the services provided by Kelly, Hart & Hallman to American Airlines, Inc. and that he has received no material benefit in connection with these services. Kelly, Hart & Hallman does not provide legal services to the Manager or AMR Corporation.

         All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds.

         As compensation for their service to the Trust, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and the AMR Trust (collectively, the "Trusts"), the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American

Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $20,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2001. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                                           Aggregate       Pension or Retirement          Total
                                         Compensation        Benefits Accrued as       Compensation
                                            From the       Part of the AAdvantage         From the
         Name of Trustee                AAdvantage Trust      Trust's Expenses        Trusts (37 Funds)
         ---------------                ----------------   ----------------------    -------------------
         William F. Quinn                $        0             $        0              $        0
         Alan D. Feld                    $    9,428             $        0              $   63,782
         Ben J. Fortson                  $    2,119             $        0              $   14,338
         Dee J. Kelly, Jr.*              $       21             $        0              $      142
         Stephen D. O'Sullivan           $    4,250             $        0              $   28,750
         R. Gerald Turner*               $      174             $        0              $    1,176
         Kneeland Youngblood             $    9,542             $        0              $   64,550

           * Messrs. Kelly and Turner were elected as Trustees in August 2001.

         The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who (a) has served on the Board of one or more Trusts and affiliated trusts for at least 5 years and (b) has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts and affiliated trusts for at least 10 years voluntarily may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period equal to the number of years that such person served as a Trustee to a Trust for up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

         During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum value to the Trustee Emeritus of $40,000.

                                 CODE OF ETHICS

         The Manager and the Trust have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. Each Code is on public file with, and may be obtained from, the SEC.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

         There are no persons deemed to control the Money Market Fund or Government Fund by virtue of their ownership of more than 25% of the outstanding shares of the Fund as of October 31, 2001. The Manager owned 100% of the shares of the Cash Management Class of the Money Market Fund as of November 30, 2001. In addition, the following persons owned 5% or more of the outstanding shares of a Fund or Class as of October 31, 2001:

                                                                                 Total
American AAdvantage Money Market Fund                                            Fund
-------------------------------------                                            ----
Household Finance Corporation                                                    9.9%
   2700 Sanders Road
   Prospect Heights, IL  60070
National Investor Service Corp.*                                               12.5%*
   55 Water Street, 32nd Floor
   New York, NY  10041-0028

                                                                                 Total
American AAdvantage Money Market Fund                                            Fund
-------------------------------------                                            ----
Southwest Securities, Inc.*                                                    39.1%*
   1201 Elm Street, Suite 4300
   Dallas, TX  75270

*Denotes record owner of Fund shares only

                                                               Cash Mgmt.       Total
American AAdvantage U.S. Government Money Market Fund            Class           Fund
-----------------------------------------------------          ----------     ----------
American Airlines Employees' Federal Credit Union*                   51.2%*         17.7%*
   P.O. Box 619001, MD 2001
   DFW Airport, TX 75261-9001

Community Credit Union*                                              18.3%*          6.3%*
   1309 West 15th Street, Suite 229
   Plano, TX 75075-7244

Southwest Securities, Inc.*                                                         28.7%*
   1201 Elm Street, Suite 4300
   Dallas, TX 75270

Transco & Co*                                                                       34.5%*
   105 N. Main
   Wichita, KS 67201

National Investor Service Corp.*                                                     5.7%*
   55 Water Street, 32nd Floor
   New York, NY 10041-0028

*Denotes record owner of Fund shares only

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

         The Manager is paid a management fee as compensation for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

                  o        complying with reporting requirements;

                  o        corresponding with shareholders;

                  o maintaining internal bookkeeping, accounting and auditing services and records; and

                  o supervising the provision of services to the Trusts by third parties.

         The following amounts represent management fees paid to the Manager based on total Portfolio assets, including feeder funds and classes of shares not included in this SAI. Management fees for the Portfolios for the fiscal year ended December 31, 2000 were approximately $4,547,000. Because the Portfolios are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolios.

         In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the Funds for the fiscal year ended December 31, 2000 were approximately $6,767,000. This amount included payments by classes of the Funds other than the Cash Management Class.

                             OTHER SERVICE PROVIDERS

         State Street, located in Boston, Massachusetts, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders directly and through its affiliate National Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. The independent auditor for the Funds and the AMR Trust is Ernst & Young LLP, located in Dallas, Texas.

                        PORTFOLIO SECURITIES TRANSACTIONS

         In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to a Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available.

                               REDEMPTIONS IN KIND

         Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 NET ASSET VALUE

         It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Funds' corresponding Portfolios are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the corresponding Portfolios of the Funds to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The corresponding Portfolios of the Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's and "F-1" by Fitch, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's and "P-2" by Moody's. See "Ratings of Long-Term Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

         To qualify as a regulated investment company ("RIC") under the IRS Code, each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

         o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income ("Income Requirement");

         o Diversify its investments in securities within certain statutory limits ("Diversification Requirement"); and

         o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) ("Distribution Requirement").

         Each Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

TAXATION OF THE PORTFOLIOS

         Each Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is or should not be subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

         Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

         Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

         The Cash Management Class of the Money Market Fund commenced operations on December 1, 2001. For purposes of advertising performance, and in accordance with SEC staff interpretations, the Money Market Fund has adopted the performance of the Institutional Class of the Money Market Fund for periods prior to the inception of the Cash Management Class. On December 1, 2001, the Institutional Class of the Government Fund was redesignated as the Cash Management Class.

         A quotation of yield on shares of each class of the Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the corresponding Portfolios of the Funds, and the applicable class's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

         The yields of the Funds may be calculated in one of two ways:

         (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return." The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a class of a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

         (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a class of a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

            EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)(365/7) ] - 1

         The current daily yield for the Government Fund as of June 30, 2001 was 3.93%. The current and effective yields for the Government Fund for the seven-day period ended June 30, 2001 were 3.84% and 3.91%, respectively. The Cash Management Class of the Money Market Fund did not commence operation until December 1, 2001, and as such, yields for this Fund are not available.

         The advertised total return for a class of a Fund is calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                P(1 + T)(N)= ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered.

         Based on this formula, annualized total returns for the Government Fund as of June 30, 2001 were 5.84%, 5.46% and 4.90%, respectively, for the one, five and since inception (03/02/92) periods. The Cash Management Class of the Money Market Fund did not commence operation until December 1, 2001, and as such, returns for this Fund are not available.

         Each class of a Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in a class of a Fund for the specific period. Such total returns reflect changes in share prices of a class of a Fund and assume reinvestment of dividends and distributions.

         In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance or annual operating expense ratio with those of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" or the "Wall Street Journal." Each class of a Fund may also compare its performance with various indices prepared by BARRA, Frank Russell, Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Advertisements for the Funds may mention that the Funds offer a variety of investment options. They may also compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Funds may also appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers.

         From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the Funds may be found in newspapers under the heading "Amer AAdvant."

                            DESCRIPTION OF THE TRUST

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

         The Cash Management Class was created on December 1, 2001. The following individuals are eligible for purchasing shares of the Cash Management Class with an initial investment below the minimums of $25 million for the Money Market Fund and $2 million for the Government Fund: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trust's Board of Trustees.

                                OTHER INFORMATION

         For easier reading, the term "Portfolio" is used throughout this section to refer to either a Fund or its Portfolio, unless stated otherwise.

         Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

         Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

         Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Convertible Securities-Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

         Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

         Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

         Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

         Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

         Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

         Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the

Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board or the AMR Trust Board, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board or the AMR Trust Board, as appropriate, to vote proxies.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board or the AMR Trust Board, as appropriate, to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

         The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board or the AMR Trust Board, as appropriate.

         Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

                  Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                  Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

                  (4) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

                  (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The

         FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

                  (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

                  (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations.

         The two highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Fitch's two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         Standard & Poor's and Fitch apply indicators, such as "+," "-," or no character, to indicate relative standing within the major rating categories.

         Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

         Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

         Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board or the AMR Trust Board, as appropriate. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board or the AMR Trust Board, as appropriate, during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

         Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

         The Board, the AMR Trust Board, and the Manager will carefully monitor the Portfolios' investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

         U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

         U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

         Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

         Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

         Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

         (4) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

         When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                              FINANCIAL STATEMENTS

         The American AAdvantage Funds' Annual Report to Shareholders for the fiscal year ended December 31, 2000, as audited by Ernst & Young, LLP, is supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI. The American AAdvantage Funds' Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2001 is supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI. The Annual and Semi-Annual Reports provide information on the Cash Management Class of the Government Fund, which was previously known as the Institutional Class of that Fund.

                            AMERICAN AADVANTAGE FUNDS

                            PART C. OTHER INFORMATION


Item 23.          Exhibits

          (a)         Declaration of Trust - (iv)

          (b)         Bylaws - (iv)

          (c)         Voting trust agreement -- none

          (d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987*

             (i)(B) Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

             (i)(C) Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

             (i)(D) Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

             (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

             (i)(F) Supplement to Fund Management Agreement, dated December 17, 1996 - (ii)

             (i)(G) Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

             (i)(H) Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

             (i)(I) Supplement to Fund Management Agreement, dated January 1, 1999 - (vii)

             (i)(J) Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

             (i)(K) Supplement to Fund Management Agreement, dated November 16, 2000 - (xi)

             (i)(L) Supplement to Fund Management Agreement, dated October 17, 2001 - filed herewith

              (ii)(A) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Independence Investment Associates, Inc., dated November 1, 1995 - (iv)

              (ii)(B) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 - (iv)

              (ii)(C) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

              (ii)(D) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Brandywine Asset Management, Inc., dated January 16, 1998 - (v)

              (ii)(E) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., dated November 12, 1996 - (ii)

              (ii)(F) Form of Investment Advisory Agreement between AMR
                      Investment Services, Inc. and Lazard Asset Management -
                      (vii)

              (ii)(G) Amendment to Schedule A of Advisory Agreement between AMR
                      Investment Services, Inc. and Brandywine Asset Management, Inc., dated October 15, 1998 - (vi)

              (ii)(H) Amendment to Schedule A of Advisory Agreement between AMR
                      Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., dated October 15, 1998 - (vi)

              (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR
                      Investment Services, Inc. and Independence Investment Associates, Inc., dated March 1, 1999 - (vii)

              (ii)(J) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Goldman Sachs & Co., dated July 31, 2000 - (x)

              (ii)(K) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 - (x)

              (ii)(L) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

              (ii)(M) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 - (x)

              (ii)(N) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and MW Post Advisory Group, LLC, dated December 29, 2000 - (xi)

              (ii)(O) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 - (xi)

              (ii)(P) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 - filed herewith

              (ii)(Q) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Hotchkis and Wiley Capital Management, LLC - filed herewith

             (iii)(A) Administrative Services Agreement between the American
                      AAdvantage Funds and AMR Investment Services, Inc., dated November 21, 1997 - (iv)

             (iii)(B) Supplement to Administrative Services Agreement, dated
                      September 1, 1998 - (vi)

             (iii)(C) Supplement to Administrative Services Agreement, dated
                      January 1, 1999 - (vii)

             (iii)(D) Supplement to Administrative Services Agreement, dated
                      March 1, 2000 - (viii)

             (iii)(E) Supplement to Administrative Services Agreement, dated May
                      19, 2000 - (x)

             (iii)(F) Supplement to Administrative Services Agreement, dated
                      November 16, 2000 - (xi)

             (iii)(G) Supplement to Administrative Services Agreement, dated
                      November 30, 2001 - filed herewith

             (iv)     Administrative Services Plan for the Platinum Class - (iv)

             (v)(A) Administrative Agreement for S&P 500 Index Fund with Bankers Trust Company, dated December 31, 1996 - (iv)

             (v)(B) Administrative Agreement for S&P 500 Index Fund with State Street Bank & Trust Company, dated March 1, 2000 - (vii)

             (v)(C) Administrative Agreement for Small Cap Index Fund and International Equity Index Fund, dated July 31, 2000 -
                      (ix)

          (e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds and Brokers Transaction Services, Inc., dated September 1, 1995 - (iv)

             (ii) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (viii)

         (f)          Bonus, profit sharing or pension plans - none

         (g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (v)

             (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

             (iii) Form of Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 - (ix)

             (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

         (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

             (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

             (iii) Form of Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (ix)

             (iv) Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

             (v) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (v)

             (vi) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 - (xi)

             (vii) Amendment to Securities Lending Authorization Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

             (viii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 - (xii)

             (ix) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

             (x) Credit Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

             (xi) Form of Amendment to Credit Agreement to add Large Cap Growth and Emerging Markets Portfolios and the four AAdvantage Funds, dated July 31, 2000 - (ix)

             (xii) Amendment to Credit Agreement to add High Yield Bond Portfolio and High Yield Bond Fund, dated December 29, 2000 - (xi)

             (xiii) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (vii)

         (i)          Opinion and consent of counsel - filed herewith

         (j)          Consent of Independent Auditors - (xiv)

         (k)          Financial statements omitted from prospectus - none

         (l)          Letter of investment intent - (iv)

         (m)(i) Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR Classes - (iv)

              (ii)    Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

         (n)          Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

         (p)(i) Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds and AMR Investment Services Trust - (ix)

             (ii)     Code of Ethics of AMR Investments - (xiii)

             (iii)    Code of Ethics of Templeton Investment Counsel, LLC - (ix)

             (iv)     Code of Ethics of State Street Master Funds - (ix)

             (v)      Code of Ethics of Merrill Lynch's Asset Management Group -
                      (ix)

             (vi)     Code of Ethics of J.P. Morgan Investment Management Inc. -
                      (ix)

             (vii)    Code of Ethics of Independence Investment Associates, Inc.
                      - (ix)

             (viii)   Code of Ethics of Goldman Sachs Asset Management - (ix)

             (ix)     Code of Ethics of Brandywine Asset Management, Inc. - (ix)

             (x)      Code of Ethics of The Boston Company Asset Management, LLC
                      - (ix)

             (xi) Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. - (ix)

             (xii) Code of Ethics of Metropolitan West Capital Management, LLC - (xiii)

             (xiii)   Code of Ethics of MW Post Advisory Group, LLC - (xiii)

             (xiv)    Code of Ethics of Lazard Asset Management - (xiii)

             (xv) Code of Ethics of Morgan Stanley Investment Management Inc. - (xiii)

             (xvi) Code of Ethics of Causeway Capital Management LLC - filed herewith

             (xvii) Code of Ethics of Hotchkis and Wiley Capital Management, LLC - filed herewith

         Other: Powers of Attorney for Trustees (Alan D. Feld, Ben J. Fortson, Stephen D. O'Sullivan, and Kneeland Youngblood) -
                      (ii)

                      Powers of Attorney for Trustees (R. Gerald Turner and Dee
                      J. Kelly, Jr.) - (xiv)

                      Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

                      Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

                      Powers of Attorney for President of the State Street Equity 500 Index Portfolio - (viii)

* Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.


(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.


(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.


(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.


(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.


(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

(vii) Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.

(viii) Incorporated by reference to PEA No. 29 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2000.

(ix) Incorporated by reference to PEA No. 32 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 7, 2000.

(x) Incorporated by reference to PEA No. 33 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 11, 2000.

(xi) Incorporated by reference to PEA No. 34 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 29, 2000.

(xii) Incorporated by reference to PEA No. 35 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 28, 2001.

(xiii) Incorporated by reference to PEA No. 36 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on June 20, 2001.

(xiv) Incorporated by reference to PEA No. 37 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 1, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant

                  None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.      I.  Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

             II.  Business and Other Connections of Investment Advisers

         The investment advisers listed below provide investment advisory services to the Trust.

         AMR Investment Services, Inc., 4333 Amon Carter Blvd., MD 5645, Fort Worth, Texas 76155.

         Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

         Brandywine Asset Management, Inc., 201 North Walnut Street, Wilmington, Delaware 19801.

         Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

         Goldman Sachs Asset Management, 32 Old Slip, New York, New York 10005.

         Hotchkis and Wiley Capital Management, LLC, 725 S. Figueroa Street, Suite 3900, Los Angeles, California 90017.

         Independence Investment LLC, 53 State Street, Boston, Massachusetts 02109.

         J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

         Lazard Asset Management, 30 Rockefeller Plaza, New York, New York
10112.

         Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 150, Newport Beach, California 92660.

         MW Post Advisory Group, LLC, 1880 Century Park East, Suite 820, Los Angeles, California 90067.

         Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

         Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394.

         The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.

         Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

                  (a) SWS Financial Services, Inc., 7001 Preston Road, Dallas, TX 75205 is the principal underwriter for the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

                  (b) The directors and officers of the Trust's principal underwriter are:

                                       Positions & Offices                                  Position
Name                                    with Underwriter                                    with Registrant
----                                   -------------------                                  ---------------
Kerry Rigdon                           President and Chief Executive Officer                None
Brian White                            Vice President                                       None
Kenneth Shade                          Vice President                                       None
Ray Huie                               Vice President                                       None

         The address of the above named directors and officers is 7001 Preston Road, Dallas, TX 75205.

Item 28. Location of Accounts and Records

         The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows.

31a-1(b)(1) - in the physical possession of the Trust's custodian 31a-1(b)(2)(i), (ii) & (iii) - in the physical possession of the Trust's custodian
31a-1(b)(2)(iv) - in the physical possession of the Trust's transfer agent 31a-1(b)(4) - in the physical possession of the Trust's Manager
31a-1(b)(5) - in the physical possession of the Trust's investment advisers 31a-1(b)(6) - A record of other purchases or sales etc. - in the physical possession of the Trust's Manager, investment advisers and custodian
31a-1(b)(7) - in the physical possession of the Trust's custodian 31a-1(b)(8) - in the physical possession of the Trust's custodian

31a-1(b)(9) - in the physical possession of the Trust's investment advisers 31a-1(b)(10) - in the physical possession of the Trust's Manager
31a-1(b)(11) - in the physical possession of the Trust's Manager
31a-1(b)(12) - in the physical possession of the Trust's Manager, investment advisers and custodian

Item 29. Management Services

                  All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on November 30, 2001. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                          AMERICAN AADVANTAGE FUNDS

                                          By: /s/ William F. Quinn
                                              -----------------------
                                                  William F. Quinn
                                                  President
Attest:

/s/ Barry Y. Greenberg
--------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                     Date
---------                                   -----                     ----
/s/ William F. Quinn                        President and             November 30, 2001
---------------------------                 Trustee
William F. Quinn

Alan D. Feld*                               Trustee                   November 30, 2001
---------------------------
Alan D. Feld

Ben J. Fortson*                             Trustee                   November 30, 2001
---------------------------
Ben J. Fortson

Dee J. Kelly, Jr.*                          Trustee                   November 30, 2001
---------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*                      Trustee                   November 30, 2001
---------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                   November 30, 2001
---------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                   November 30, 2001
---------------------------
Kneeland Youngblood

*By      /s/ William F. Quinn
         -----------------------------------
         William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to AMR Investment Services Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on November 30, 2001. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                        AMR INVESTMENT SERVICES TRUST

                                        By: /s/ William F. Quinn
                                            -------------------------------
                                                William F. Quinn
                                                President
Attest:

/s/ Barry Y. Greenberg
--------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 38 to the Registration Statement for the American AAdvantage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                     Date
---------                                   -----                     ----
/s/ William F. Quinn                        President and             November 30, 2001
---------------------------                 Trustee
William F. Quinn

Alan D. Feld*                               Trustee                   November 30, 2001
---------------------------
Alan D. Feld

Ben J. Fortson*                             Trustee                   November 30, 2001
---------------------------
Ben J. Fortson

Dee J. Kelly, Jr.*                          Trustee                   November 30, 2001
---------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*                      Trustee                   November 30, 2001
---------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                   November 30, 2001
---------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                   November 30, 2001
---------------------------
Kneeland Youngblood

*By      /s/ William F. Quinn
         -----------------------------------
         William F. Quinn, Attorney-In-Fact

                                INDEX TO EXHIBITS

Exhibit
Number                Description                                           Page
------                -----------                                           ----
          (a)         Declaration of Trust - (iv)

          (b)         Bylaws - (iv)

          (c)         Voting trust agreement -- none

          (d)(i)(A)   Fund Management Agreement between American AAdvantage
                      Funds and AMR Investment Services, Inc., dated April 3,
                      1987*

             (i)(B)   Supplement to Fund Management Agreement, dated August 1,
                      1994 - (iv)

             (i)(C)   Supplement to Fund Management Agreement, dated August 1,
                      1995 - (iv)

             (i)(D)   Supplement to Fund Management Agreement, dated November 1,
                      1995-(vii)

             (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

             (i)(F)   Supplement to Fund Management Agreement, dated December
                      17, 1996 - (ii)

             (i)(G)   Supplement to Fund Management Agreement, dated July 25,
                      1997 - (iii)

             (i)(H)   Supplement to Fund Management Agreement, dated September
                      1, 1998 - (vi)

             (i)(I)   Supplement to Fund Management Agreement, dated January 1,
                      1999 - (vii)

             (i)(J)   Supplemental Terms and Conditions to the Management
                      Agreement, dated - May 19, 2000 - (ix)

             (i)(K)   Supplement to Fund Management Agreement, dated November
                      16, 2000 - (xi)

             (i)(L)   Supplement to Fund Management Agreement, dated October 17,
                      2001 - filed herewith

              (ii)(A) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Independence Investment Associates,
                      Inc., dated November 1, 1995 - (iv)

              (ii)(B) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 - (iv)

              (ii)(C) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Barrow, Hanley, Mewhinney & Strauss,
                      Inc., dated November 1, 1995 - (iv)

              (ii)(D) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Brandywine Asset Management, Inc., dated January 16, 1998 - (v)

              (ii)(E) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset
                      Management, L.P., dated November 12, 1996 - (ii)

              (ii)(F) Form of Investment Advisory Agreement between AMR
                      Investment Services, Inc. and Lazard Asset Management -
                      (vii)

              (ii)(G) Amendment to Schedule A of Advisory Agreement between AMR
                      Investment Services, Inc. and Brandywine Asset Management,
                      Inc., dated October 15, 1998 - (vi)

              (ii)(H) Amendment to Schedule A of Advisory Agreement between AMR
                      Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch
                      Asset Management, L.P., dated October 15, 1998 - (vi)

              (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR
                      Investment Services, Inc. and Independence Investment
                      Associates, Inc., dated March 1, 1999 - (vii)

              (ii)(J) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Goldman Sachs & Co., dated July 31,
                      2000 - (x)

              (ii)(K) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 - (x)

              (ii)(L) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Morgan Stanley Dean Witter Investment
                      Management Inc., dated July 31, 2000 - (x)

              (ii)(M) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and The Boston Company Asset Management,
                      LLC, dated July 31, 2000 - (x)

              (ii)(N) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and MW Post Advisory Group, LLC, dated
                      December 29, 2000 - (xi)

              (ii)(O) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Metropolitan West Capital Management,
                      LLC, dated November 30, 2000 - (xi)

              (ii)(P) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Causeway Capital Management LLC, dated
                      August 31, 2001 - filed herewith

              (ii)(Q) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Hotchkis and Wiley Capital Management,
                      LLC - filed herewith

             (iii)(A) Administrative Services Agreement between the American
                      AAdvantage Funds and AMR Investment Services, Inc., dated
                      November 21, 1997 - (iv)

             (iii)(B) Supplement to Administrative Services Agreement, dated
                      September 1, 1998 - (vi)

             (iii)(C) Supplement to Administrative Services Agreement, dated
                      January 1, 1999 - (vii)

             (iii)(D) Supplement to Administrative Services Agreement, dated
                      March 1, 2000 - (viii)

             (iii)(E) Supplement to Administrative Services Agreement, dated May
                      19, 2000 - (x)

             (iii)(F) Supplement to Administrative Services Agreement, dated
                      November 16, 2000 - (xi)

             (iii)(G) Supplement to Administrative Services Agreement, dated
                      November 30, 2001 - filed herewith

             (iv)     Administrative Services Plan for the Platinum Class - (iv)

             (v)(A)   Administrative Agreement for S&P 500 Index Fund with
                      Bankers Trust Company, dated December 31, 1996 - (iv)

             (v)(B)   Administrative Agreement for S&P 500 Index Fund with State
                      Street Bank & Trust Company, dated March 1, 2000 - (vii)

             (v)(C)   Administrative Agreement for Small Cap Index Fund and
                      International Equity Index Fund, dated July 31, 2000 -
                      (ix)

          (e)(i)      Distribution Agreement among the American AAdvantage
                      Funds, the American AAdvantage Mileage Funds and Brokers
                      Transaction Services, Inc., dated September 1, 1995 - (iv)

             (ii)     Distribution Agreement among the American AAdvantage
                      Funds, the American AAdvantage Mileage Funds, the American
                      Select Funds and SWS Financial Services, Inc., dated
                      December 31, 1999 - (viii)

         (f)          Bonus, profit sharing or pension plans - none

         (g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1,
                      1997 - (v)

             (ii)     Amendment to Custodian Agreement to add Small Cap Value
                      Fund, dated January 1, 1999 - (ix)

             (iii)    Form of Amendment to Custodian Agreement to add Large Cap
                      Growth, Emerging Markets, Small Cap Index and
                      International Equity Index series of the American
                      AAdvantage Funds, dated July 31, 2000 - (ix)

             (iv)     Amendment to Custodian Agreement to add High Yield Bond
                      Fund, dated December 29, 2000 - (xi)

         (h)(i)       Transfer Agency and Service Agreement between the American
                      AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

             (ii)     Amendment to Transfer Agency Agreement to add Small Cap
                      Value Fund, dated January 1, 1999 - (ix)

             (iii) Form of Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (ix)

             (iv)     Amendment to Transfer Agency Agreement to add High Yield
                      Bond Fund, dated December 29, 2000 - (xi)

             (v)      Securities Lending Authorization Agreement between
                      American AAdvantage Funds and State Street Bank and Trust
                      Company, dated January 2, 1998 - (v)

             (vi) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated
                      July 31, 2000 - (xi)

             (vii) Amendment to Securities Lending Authorization Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

             (viii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 - (xii)

             (ix)     Service Plan Agreement for the American AAdvantage Funds
                      PlanAhead Class, dated August 1, 1994 - (iv)

             (x)      Credit Agreement between American AAdvantage Funds and AMR
                      Investment Services, Inc., dated December 1, 1999 - (vii)

             (xi)     Form of Amendment to Credit Agreement to add Large Cap
                      Growth and Emerging Markets Portfolios and the four
                      AAdvantage Funds, dated July 31, 2000 - (ix)

             (xii)    Amendment to Credit Agreement to add High Yield Bond
                      Portfolio and High Yield Bond Fund, dated December 29,
                      2000 - (xi)

             (xiii)   Administrative Services Agreement among American
                      AAdvantage Funds, American AAdvantage Mileage Funds, AMR
                      Investment Services Trust, AMR Investment Services, Inc.
                      and State Street Bank and Trust Company, dated November
                      29, 1999 - (vii)

         (i)          Opinion and consent of counsel - filed herewith

         (j)          Consent of Independent Auditors - (xiv)

         (k)          Financial statements omitted from prospectus - none

         (l)          Letter of investment intent - (iv)

         (m)(i)       Plan pursuant to Rule 12b-1 for the Institutional,
                      PlanAhead and AMR Classes - (iv)

              (ii)    Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

         (n)          Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

         (p)(i)       Codes of Ethics of Registrant, American AAdvantage Mileage
                      Funds, American Select Funds and AMR Investment Services
                      Trust - (ix)

             (ii)     Code of Ethics of AMR Investments - (xiii)

             (iii)    Code of Ethics of Templeton Investment Counsel, LLC - (ix)

             (iv)     Code of Ethics of State Street Master Funds - (ix)

             (v)      Code of Ethics of Merrill Lynch's Asset Management Group -
                      (ix)

             (vi)     Code of Ethics of J.P. Morgan Investment Management Inc. -
                      (ix)

             (vii)    Code of Ethics of Independence Investment Associates, Inc.
                      - (ix)

             (viii)   Code of Ethics of Goldman Sachs Asset Management - (ix)

             (ix)     Code of Ethics of Brandywine Asset Management, Inc. - (ix)

             (x)      Code of Ethics of The Boston Company Asset Management, LLC
                      - (ix)

             (xi)     Code of Ethics of Barrow, Hanley, Mewhinney & Strauss,
                      Inc. - (ix)

             (xii)    Code of Ethics of Metropolitan West Capital Management,
                      LLC - (xiii)

             (xiii)   Code of Ethics of MW Post Advisory Group, LLC - (xiii)

             (xiv)    Code of Ethics of Lazard Asset Management - (xiii)

             (xv)     Code of Ethics of Morgan Stanley Investment Management
                      Inc. - (xiii)

             (xvi) Code of Ethics of Causeway Capital Management LLC - filed herewith

             (xvii)   Code of Ethics of Hotchkis and Wiley Capital Management,
                      LLC - filed herewith

         Other:       Powers of Attorney for Trustees (Alan D. Feld, Ben J.
                      Fortson, Stephen D. O'Sullivan, and Kneeland Youngblood)
                      - (ii)

                      Powers of Attorney for Trustees (R. Gerald Turner and Dee
                      J. Kelly, Jr.) - (xiv)

                      Powers of Attorney for Trustees of the Quantitative Master
                      Series Trust - (xii)

                      Powers of Attorney for Trustees of the State Street Equity
                      500 Index Portfolio - (viii)

                      Powers of Attorney for President of the State Street
                      Equity 500 Index Portfolio - (viii)

* Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.

-----------------
(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.


(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.


(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.


(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.

(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

(vii) Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.

(viii) Incorporated by reference to PEA No. 29 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2000.

(ix) Incorporated by reference to PEA No. 32 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 7, 2000.

(x) Incorporated by reference to PEA No. 33 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 11, 2000.


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

(xi) Incorporated by reference to PEA No. 34 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 29, 2000.

(xii) Incorporated by reference to PEA No. 35 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 28, 2001.

(xiii) Incorporated by reference to PEA No. 36 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on June 20, 2001.

(xiv) Incorporated by reference to PEA No. 37 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 1, 2001.


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